February 12, 2018

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       Dreyfus Stock Index Fund, Inc. (the “Registrant”)

                        1933 Act File No.: 33-27172

                        1940 Act File No.: 811-05719

                        CIK No.: 0000846800

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended December 31, 2017.

Please direct any questions or comments to the attention of the undersigned at (212) 922-6785.

Sincerely yours,

/s/ Gina M. Gomes

Gina M. Gomes

Paralegal

Enclosure